Fair Value Measurement - Assets measured at fair value on a recurring basis (Details) - Recurring ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Assets measured at fair value on a recurring basis
Investment in equity security	¥ 26,032
Put option	7,898
Contingent consideration (note 5)	(15,869)
Level 1
Assets measured at fair value on a recurring basis
Investment in equity security	26,032
Level 3
Assets measured at fair value on a recurring basis
Put option	7,898
Contingent consideration (note 5)	¥ (15,869)